Equipment (Tables)	12 Months Ended
Mar. 31, 2019
Property, Plant and Equipment [Abstract]
Schedule of Equipment

Property and equipment consisted of the following at March 31, 2019, March 31, 2018 and December 31, 2017:

	March 31, 2019	March 31, 2018	December 31, 2017
Leasehold Improvements	$98,444	$17,772	$15,475
Furniture and Fixtures	154,777	8,102	33,751
Vehicles	103,511	89,388	36,500
Equipment	18,689,140	879,871	184,626
Tooling	117,390	359,351	579,951
Construction in Progress	3,352,669	-	-
Total property and equipment	$22,515,931	$1,354,484	$847,303
Less accumulated depreciation	(516,144)	(113,158)	(77,861)
Net equipment	21,999,787	1,241,326	769,442